Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows From Operating Activities:
Net income:	$ 216,258	$ 245,024
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	82,411	82,476
Amortization and write-off of financing costs	4,871	5,616
Amortization of deferred dry-docking and special survey costs	9,457	5,646
Amortization of assumed time charter	29	98
Amortization of hedge effectiveness excluded component from cash flow hedges	1,272	54
Equity based payments	2,854	4,360
Gain from short-term investments	(2,657)	0
Loss on derivative instruments, net	21,649	910
Gain on sale of vessels, net	(118,046)	(21,250)
(Income) / Loss from equity method investments	1,137	(776)
Changes in operating assets and liabilities:
Accounts receivable	(61,435)	(5,866)
Due from related parties	2,507	(1,341)
Inventories	(26,262)	(2,304)
Insurance claims receivable	(13,879)	(2,170)
Prepayments and other	(30,444)	100
Accounts payable	18,842	(70)
Due to related parties	(1,685)	(757)
Accrued liabilities	(8,693)	21,900
Unearned revenue	21,871	(1,274)
Other liabilities	2,603	251
Dividend from equity method investees	1,274	1,114
Dry-dockings	(22,211)	(21,393)
Accrued charter revenue	1,910	5,069
Net Cash provided by Operating Activities	103,633	315,417
Cash Flows From Investing Activities:
Equity method investments	(1,274)	0
Return of capital from equity method investments	0	14
Payments to acquire short-term investments	(182,135)	(29,929)
Settlements of short-term investments	156,820	20,000
Proceeds from the settlement of insurance claims	5,015	704
Acquisition of a subsidiary, net of cash acquired	3,299	0
Issuance of investments in leaseback vessels	(43,576)	0
Capital collections from vessels' leaseback arrangements	2,301	0
Vessel acquisition and advances/Additions to vessel cost	(7,590)	(53,163)
Proceeds from the sale of vessels, net	181,186	40,480
Net Cash provided by / (used in) in Investing Activities	114,046	(21,894)
Cash Flows From Financing Activities:
Proceeds from long-term debt and finance leases	481,776	770,399
Repayment of long-term debt and finance leases	(646,775)	(578,994)
Payment of financing costs	(24,446)	(14,373)
Capital contribution from non-controlling interest to subsidiary	3,924	0
Repurchase of common stock	(31,161)	(52,356)
Dividends paid	(36,322)	(83,758)
Net Cash provided by / (used in) Financing Activities	(253,004)	40,918
Net increase/(decrease) in cash, cash equivalents and restricted cash	(35,325)	334,441
Cash, cash equivalents and restricted cash at beginning of the period	811,558	353,528
Cash, cash equivalents and restricted cash at end of the period	776,233	687,969
Supplemental Cash Information:
Cash paid during the period for interest, net of capitalized interest	76,670	42,110
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	7,929	22,546
Right-of-use assets obtained in exchange for operating lease obligations	$ 343,073	$ 0